Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net income	$ 58,595	$ 77,674
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	(13,584)	59,380
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(16,394)	3,291
Foreign currency translation adjustments	66	(56)
Comprehensive income, before tax	28,683	140,289
Income tax benefit (expense) related to items of other comprehensive income (loss)	299	(567)
Comprehensive income, after tax	28,982	139,722
Less: Dividends on preferred shares	4,969	4,969
Comprehensive income attributable to common shareholders	$ 24,013	$ 134,753